Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Redeemable Shares [Member]
Numerators:
Allocation of net loss including accretion of temporary equity and excluding income on trust account		$ (307,305)	$ (601,987)	$ (1,083,652)	$ (9,461,321)	$ (10,491,992)
Income on trust account		357,678	353,596	1,762,208	440,326	1,107,852
Accretion of temporary equity to redemption value					(12,727,453)	12,727,452
Allocation of net income (loss)		$ 275,373	$ (248,391)	$ 1,053,556	$ 3,706,458	$ 3,343,312
Denominators:
Weighted-average shares outstanding (in Shares)		2,577,138	7,875,000	4,828,244	4,384,615	5,264,384
Basic and diluted net income (loss) per share (in Dollars per share)		$ 0.11	$ (0.03)	$ 0.22	$ 0.85	$ 0.64
Non-Redeemable Shares [Member]
Numerators:
Allocation of net loss including accretion of temporary equity and excluding income on trust account	$ (4,730)	$ (248,845)	$ (159,527)	$ (468,378)	$ (4,300,515)	$ (4,019,186)
Income on trust account
Accretion of temporary equity to redemption value
Allocation of net income (loss)	$ (4,730)	$ (248,845)	$ (159,527)	$ (468,378)	$ (4,300,515)	$ (4,019,186)
Denominators:
Weighted-average shares outstanding (in Shares)	144,232	2,086,875	2,086,875	2,086,875	1,992,967	2,016,637
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.03)	$ (0.12)	$ (0.08)	$ (0.22)	$ (2.16)	$ (1.99)